Long-Term Debt and Other Financial Liabilities, August 2022 Entrust Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Installment	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Jan. 30, 2023 USD ($) Tranche	Dec. 31, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 63,947				$ 42,606
Goodship [Member]
Senior Long-Term Debt [Abstract]
Financing amount			$ 7,000
Tradership [Member]
Senior Long-Term Debt [Abstract]
Financing amount		$ 8,200
August 2022 Entrust Facility [Member]
Senior Long-Term Debt [Abstract]
Number of tranches | Tranche				2
Balloon payment	25,200
Balance outstanding	$ 29,200
August 2022 Entrust Facility [Member] | Twelfth Month after Utilization Date [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	1
Installment payment	$ 1,000
August 2022 Entrust Facility [Member] | Fifteenth Month after Utilization Date [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	1
Installment payment	$ 3,000
Tranche E [Member] | Goodship [Member]
Senior Long-Term Debt [Abstract]
Financing amount				$ 7,000
Fixed interest rate				9.00%
Tranche F [Member] | Tradership [Member]
Senior Long-Term Debt [Abstract]
Financing amount				$ 8,200
Fixed interest rate				9.00%